S000009909 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	12.74%	10.12%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.43%	10.41%	7.64%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	9.29%	7.13%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.35%	13.10%	10.46%